Long-Term Debt and Other Financial Liabilities, June 2022 Piraeus Bank Loan Facility (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 24, 2024	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Dec. 25, 2023	Dec. 24, 2023	Jun. 30, 2023	Jun. 29, 2023	Jun. 22, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 261,451		$ 261,451	$ 213,711
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Installment payment			700
Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Installment payment			$ 388
June 2022 Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount									$ 38,000
Margin on variable rate	2.60%	3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember	ship:TermSecuredOvernightFinancingRateSofrMember
Corporate leverage ratio							70.00%	85.00%
Maturity date			Dec. 24, 2027
Balloon payment	$ 15,000		$ 15,000
Security cover ratio					130.00%	125.00%
Minimum liquidity requirements per Loan Facility	2,000		2,000	$ 2,000
Balance outstanding	$ 24,000		$ 24,000
June 2022 Piraeus Bank Loan Facility [Member] | Additional Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			2
Frequency of periodic payment			quarterly
Installment payment			$ 750
June 2022 Piraeus Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			4
Frequency of periodic payment			quarterly
Installment payment			$ 2,000
June 2022 Piraeus Bank Loan Facility [Member] | Next Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			2
Frequency of periodic payment			quarterly
Installment payment			$ 1,500
June 2022 Piraeus Bank Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			16
Frequency of periodic payment			quarterly
Installment payment			$ 750